Earnings per Share	12 Months Ended
Dec. 31, 2015
Earnings per Share [Abstract]
Earnings per Share

Note 15. Earnings per Share

The following table presents the computation of basic and diluted net loss per share:

	Year ended December 31,
	2015	2014	2013
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd.	$(1,372,835)	$(119,420)	$(26,954)
Adjustment of redeemable non-controlling interest to redemption amount	(1,800)	-	-
Net loss attributable to Stratasys Ltd. for basic loss per share	(1,374,635)	(119,420)	(26,954)

Dilutive effect of earn-out obligation	-	-	(1,683)
Net loss attributable to Stratasys Ltd. for diluted loss per share	(1,374,635)	(119,420)	(28,637)

Denominator:
Add:
Weighted average shares – denominator for basic net loss per share	51,592	50,019	42,079
Add:
Dilutive effect of earn-out obligation	-	-	20
Denominator for diluted loss per share	51,592	50,019	42,099

Net loss per share
Basic	$(26.64)	$(2.39)	$(0.64)
Diluted	$(26.64)	$(2.39)	$(0.68)

The computation of diluted net loss per share for the years ended December 31, 2015, 2014 and 2013 excluded share awards of  1.2 million, 1.8 million and 2.4 million, on a dilutive weighted average basis, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.